Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Standard Amendments and Interpretations That Have Been Issued but Not Yet Effective
New standards, amendments to standards and interpretations that have been issued but not yet effective and have not been early adopted by the Group during the year ended December 31, 2023 are as follows:

Amendments	Effective for accounting periods beginning on or after
Amendments to IFRS 1, Presentation of financial statements: Classification of liabilities as current or non-current (“2020 amendments”)	January 1, 2024
Amendments to IFRS 1, Presentation of financial statements: Non-current liabilities with covenants (“2022 amendments”)	January 1, 2024
Amendments to IFRS 16, Leases: Lease liability in a sale and leaseback	January 1, 2024
Amendments to IFRS 7, Statement of cash flows and IFRS 7, Financial Instruments: Disclosures: Supplier finance arrangements	January 1, 2024
Amendments to IFRS 21, The effects of changes in foreign exchange rates: Lack of exchangeability	January 1, 2025

Summary of Useful Lives of Property Plant and Equipment
Depreciation is calculated using the straight-line method to allocate the cost of the assets, net of their residual values, over their estimated useful lives, as follows:

–	Electronic equipment	5 years
–	Furniture and office equipment	3 years

Summary of Intangible Assets with Indefinite Useful Life	The Group amortizes intangible assets with a limited useful life using the straight-line method over the following periods:

–	Computer software	5 years